Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2020 Portfolio℠
March 31, 2026
VIPIFF2020-NPRT1-0526
1.830296.120
Bond Funds - 52.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,543,463	23,272,682
Fidelity International Bond Index Fund (a)	812,084	7,430,569
Fidelity Long-Term Treasury Bond Index Fund (a)	441,373	4,060,630
VIP High Income Portfolio - Investor Class (a)	442,623	2,142,294
VIP Investment Grade Bond II Portfolio - Investor Class (a)	6,073,314	57,514,279
TOTAL BOND FUNDS (Cost $98,283,618)		94,420,454

Domestic Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	18,723	2,204,410
VIP Contrafund Portfolio - Investor Class (a)	131,197	7,265,705
VIP Equity Income Portfolio - Investor Class (a)	193,847	5,782,442
VIP Growth & Income Portfolio - Investor Class (a)	246,172	8,003,049
VIP Growth Portfolio - Investor Class (a)	132,645	12,107,837
VIP Mid Cap Portfolio - Investor Class (a)	48,016	1,852,469
VIP Value Portfolio - Investor Class (a)	206,179	4,078,228
VIP Value Strategies Portfolio - Investor Class (a)	121,199	2,027,660
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,147,565)		43,321,800

International Equity Funds - 22.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	782,830	12,627,043
VIP Overseas Portfolio - Investor Class (a)	1,044,126	27,397,876
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,458,531)		40,024,919

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $724,397)	3.44	724,397	724,397

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $149,614,111)	178,491,570
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	178,491,570

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	1,649,728	378,224	99,466	-	3,075	272,849	2,204,410	18,723
Fidelity Inflation-Protected Bond Index Fund	23,333,758	1,321,734	1,458,079	-	(88,243)	163,512	23,272,682	2,543,463
Fidelity International Bond Index Fund	7,224,020	541,301	314,152	-	(10,170)	(10,430)	7,430,569	812,084
Fidelity Long-Term Treasury Bond Index Fund	6,334,203	157,228	2,395,378	48,633	(492,717)	457,294	4,060,630	441,373
VIP Contrafund Portfolio - Investor Class	7,234,077	688,317	183,060	78,806	(833)	(472,796)	7,265,705	131,197
VIP Emerging Markets Portfolio - Investor Class	11,407,682	1,637,191	688,832	198,364	186,312	84,690	12,627,043	782,830
VIP Equity Income Portfolio - Investor Class	5,867,001	178,501	410,656	52,221	55,999	91,597	5,782,442	193,847
VIP Government Money Market Portfolio - Investor Class	2,345,858	55,492	1,676,953	14,687	-	-	724,397	724,397
VIP Growth & Income Portfolio - Investor Class	8,052,485	413,137	322,257	97,441	(187)	(140,129)	8,003,049	246,172
VIP Growth Portfolio - Investor Class	12,001,084	1,058,160	283,013	-	(5,528)	(662,866)	12,107,837	132,645
VIP High Income Portfolio - Investor Class	2,179,176	99,279	135,722	-	(11,454)	11,015	2,142,294	442,623
VIP Investment Grade Bond II Portfolio - Investor Class	58,299,231	2,761,792	3,549,267	18,952	(95,064)	97,587	57,514,279	6,073,314
VIP Mid Cap Portfolio - Investor Class	1,840,760	129,105	197,038	13,788	8,927	70,715	1,852,469	48,016
VIP Overseas Portfolio - Investor Class	25,422,832	3,944,804	793,151	397,000	(13,899)	(1,162,710)	27,397,876	1,044,126
VIP Value Portfolio - Investor Class	4,096,651	228,823	372,910	45,260	14,134	111,530	4,078,228	206,179
VIP Value Strategies Portfolio - Investor Class	2,030,489	123,644	260,616	-	25,665	108,478	2,027,660	121,199
	179,319,035	13,716,732	13,140,550	965,152	(423,983)	(979,664)	178,491,570

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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